EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of Basic and diluted earnings (Loss) per share

	Year ended
	December 31
	2021	2020
Net income	$24,072	$23,719
Basic weighted average number of shares	143,138,694	126,730,500
Basic earnings per share	$0.17	$0.19

Effect of dilutive securities
Warrants	5,021,937	7,431,541
Stock options	1,133,009	1,752,315
RSUs	131,162	61,183
Diluted weighted average number of common shares	149,424,802	135,975,539
Diluted earnings per share	$0.16	$0.17

Schedule of anti-dilutive securities excluded from the computation of diluted earnings per share

	Year ended
	December 31
	2021	2020
Warrants	—	—
Stock options	714,844	58,033
RSUs	46,251	—